Discontinued Operations	12 Months Ended
Dec. 31, 2020
Bio Ventus LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operations
16. Discontinued operations
In December 2018, the Company, under the direction and authority of the Company’s Board of Managers, committed to shut down the bone morphogenetic protein (BMP) research and development program, which had been reported as its own segment in previous years. Substantially all operations, including project close documentation, contract termination, vacating the facility and ultimately the termination of the employees, ceased by March 2019 and as a result the BMP research and development program met the criteria for discontinued operations. The Company sold the remaining $172 held for sale asset and paid the remaining $400 accrued liability from the BMP research and development program during the year ended December 31, 2020.
The following table summarizes the statement of operations and comprehensive income (loss) from discontinued operations for the years ended December 31:

	2019	2018
Research and development expense	$1,773	$7,127
Loss on disposal	52	9,638
Income tax benefit	(10)	(115)

Loss from discontinued operations, net of tax	$1,815	$16,650